Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Stock Benefit Committee does not take material non-public information into account when determining the timing and terms of options and stock awards, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.